Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Intangible Assets [Line Items]
Cost		$ 9,783,409	$ 8,613,615	$ 4,598,930
Accumulated Amortization		(807,891)	(94,517)
Net book amount		8,975,518	8,519,098	4,598,930
Opening net book amount		8,519,098	4,598,930
Additions		1,000,000	164,362
Acquisitions through business combinations			3,824,054
Effect of changes in foreign exchange rates		169,794	26,269
Amortization	[1]	(713,374)	(94,517)
Closing net book amount		8,975,518	8,519,098	4,598,930
Gamma Linolenic Acid (“GLA’) assets and licensing rights to Arachidonic Acid (“ARA”) [Member]
Schedule of Intangible Assets [Line Items]
Cost		3,101,033	3,101,033	3,000,000
Accumulated Amortization		(105,717)
Net book amount		2,995,316	3,101,033	3,000,000
Opening net book amount		3,101,033	3,000,000
Additions			101,033
Acquisitions through business combinations
Effect of changes in foreign exchange rates
Amortization	[1]	(105,717)
Closing net book amount		2,995,316	3,101,033	3,000,000
SPC® technology [Member]
Schedule of Intangible Assets [Line Items]
Cost		1,662,259	1,662,259	1,598,930
Accumulated Amortization		(62,335)
Net book amount		1,599,924	1,662,259	1,598,930
Opening net book amount		1,662,259	1,598,930
Additions			63,329
Acquisitions through business combinations
Effect of changes in foreign exchange rates
Amortization	[1]	(62,335)
Closing net book amount		1,599,924	1,662,259	1,598,930
IP rights HB4 Technology - BIOX [Member]
Schedule of Intangible Assets [Line Items]
Cost		1,000,000
Accumulated Amortization
Net book amount		1,000,000
Opening net book amount
Additions		1,000,000
Acquisitions through business combinations
Effect of changes in foreign exchange rates
Amortization	[1]
Closing net book amount		1,000,000
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Cost		4,014,870	3,845,244
Accumulated Amortization		(634,592)	(93,247)
Net book amount		3,380,278	3,751,997
Opening net book amount		3,751,997
Additions
Acquisitions through business combinations			3,819,009
Effect of changes in foreign exchange rates		169,626	26,235
Amortization	[1]	(541,345)	(93,247)
Closing net book amount		3,380,278	3,751,997
Software License [Member]
Schedule of Intangible Assets [Line Items]
Cost		5,247	5,079
Accumulated Amortization		(5,247)	(1,270)
Net book amount			3,809
Opening net book amount		3,809
Additions
Acquisitions through business combinations			5,045
Effect of changes in foreign exchange rates		168	34
Amortization	[1]	(3,977)	(1,270)
Closing net book amount			$ 3,809

[1]	The charge of the amortization is included in Administrative expenses and Research and development expenses (see notes 24 and 25).